INCOME TAXES - Net Deferred Income Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ (1,040.8)	$ (1,049.3)
Recognized in profit or loss	10.3	17.8
Recognized in other comprehensive income	0.5	0.0
Divestitures, Discontinued Operations	69.4	(9.3)
Closing balance	(960.6)	(1,040.8)
Recognized in profit or loss	10.3	17.8
Recognized in other comprehensive income	0.5	0.0
Divestitures, Discontinued Operations	69.4	(9.3)
Deductible temporary differences
Changes in deferred tax liability (asset) [abstract]
Opening balance	16.3	24.7
Recognized in profit or loss	0.1	(1.4)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(4.6)	(7.0)
Closing balance	11.8	16.3
Recognized in profit or loss	0.1	(1.4)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(4.6)	(7.0)
Amounts related to tax losses
Changes in deferred tax liability (asset) [abstract]
Opening balance	105.1	133.7
Recognized in profit or loss	(2.5)	(26.8)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	(1.8)
Closing balance	102.6	105.1
Recognized in profit or loss	(2.5)	(26.8)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	(1.8)
Financing costs
Changes in deferred tax liability (asset) [abstract]
Opening balance	87.4	2.6
Recognized in profit or loss	(15.7)	84.8
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	0.0
Closing balance	71.7	87.4
Recognized in profit or loss	(15.7)	84.8
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	0.0
Environmental rehabilitation provision
Changes in deferred tax liability (asset) [abstract]
Opening balance	11.0	15.8
Recognized in profit or loss	7.9	(0.6)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(14.4)	(4.2)
Closing balance	4.5	11.0
Recognized in profit or loss	7.9	(0.6)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	(14.4)	(4.2)
Derivative liability
Changes in deferred tax liability (asset) [abstract]
Opening balance	(0.9)	(1.4)
Recognized in profit or loss	0.9	(6.6)
Recognized in other comprehensive income	0.5	0.0
Divestitures, Discontinued Operations	0.0	7.1
Closing balance	0.5	(0.9)
Recognized in profit or loss	0.9	(6.6)
Recognized in other comprehensive income	0.5	0.0
Divestitures, Discontinued Operations	0.0	7.1
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1,260.3)	(1,226.0)
Recognized in profit or loss	21.4	(30.9)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	88.4	(3.4)
Closing balance	(1,150.5)	(1,260.3)
Recognized in profit or loss	21.4	(30.9)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	88.4	(3.4)
Other
Changes in deferred tax liability (asset) [abstract]
Opening balance	0.6	1.3
Recognized in profit or loss	(1.8)	(0.6)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	(0.1)
Closing balance	(1.2)	0.6
Recognized in profit or loss	(1.8)	(0.6)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	$ 0.0	$ (0.1)